Movement in Capitalised Exploratory Well Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Extractive Industries [Abstract]
At the beginning of the year	$ 1,089	$ 1,040	$ 794
Additions to capitalised exploratory well costs pending the determination of proved reserves	7	120	297
Capitalised exploratory well costs charged to expense	(66)		(9)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves		(6)	(42)
Sale of suspended wells		(65)
At the end of the year	$ 1,030	$ 1,089	$ 1,040